LAND USE RIGHTS, NET	9 Months Ended
Sep. 30, 2020
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

14.    LAND USE RIGHTS, NET

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 to 70 years, as applicable, in the PRC.

	2019	2020
	December 31	September 30
	RMB	RMB
Land use rights	674,173,731	803,501,300
Less: accumulated amortization	(76,251,281)	(86,023,897)
Land use rights, net	597,922,450	717,477,403

Amortization expense was RMB8,907,738 and RMB10,743,344 for the nine months ended September 30, 2019 and 2020, respectively. As of September 30, 2020, estimated amortization expense in each of the next five years is RMB14,324,458.

The Company disposed certain of its land use rights and recognized the gain of nil and RMB174,477 for the nine months ended September 30, 2019 and 2020, respectively.

As of December 31, 2019 and September 30, 2020, certain land use rights with net book value of RMB171,927,583 and RMB282,742,943 were pledged as collateral for the Company’s borrowings (Note 19).